S000015790 [Member] Expense Example - BOND INDEX FUND - BOND INDEX FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	36
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 161